Income Tax (Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits
Balance at beginning of period	$ (1)	$ 29	$ 38
Additions for tax positions of prior years	25	46	0
Reductions for tax positions of prior years	(1)	(76)	(3)
Additions for tax positions of current year	1	9	2
Reductions for tax positions of current year	(1)	(9)	(8)
Balance at end of the period	23	(1)	29
Unrecognized tax benefits that, if recognized would impact the effective rate	$ 23	$ (1)	$ (3)